Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$21,630	$–	$–	$21,630
Debt securities:
U.S. government and agencies	–	8,223	–	8,223
Domestic corporate securities	–	16,655	–	16,655
Residential mortgage-backed securities	–	653	–	653
Foreign corporate securities	–	4,038	–	4,038

Total debt securities	–	29,569	–	29,569

Derivatives embedded in assets on deposit	–	–	524,178	524,178
Separate account assets	–	103,205	–	103,205

Total assets	$21,630	$132,774	$524,178	$678,582

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$–	$–	$524,178	$524,178

Total liabilities	$–	$–	$524,178	$524,178

[1]Excludes cash of $3,282 that is not subject to fair value accounting.

Schedule of significant unobservable inputs

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2017.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$16,607	$–	$–	$16,607
Debt securities:
U.S. government and agencies	–	8,954	–	8,954
Residential mortgage-backed securities	–	1,713	–	1,713

Total debt securities	–	10,667	–	10,667

Derivatives embedded in assets on deposit	–	–	471,192	471,192
Separate account assets	–	69,005	–	69,005

Total assets	$16,607	$79,672	$471,192	$567,471

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$–	$–	$471,192	$471,192

Total liabilities	$–	$–	$471,192	$471,192

[1]Excludes cash of $1,833 that is not subject to fair value accounting.

Schedule of changes in assets and liabilities classified as Level 3

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities and related assets on deposit measured at fair value developed by internal models as of December 31, 2018 and 2017:

Predominant	Significant	Range of Values - Unobservable Input
Valuation Method	Unobservable Input	2018	2017

Single premium deferred index annuity

Discounted cash flow	Lapse rates	2% to 4% with an	2% to 4% with an
		excess lapse rate at	excess lapse rate at
		the end of the index	the end of the index
		period of 50% or 95%.	period of 50% or 95%.
		Weighted average	Weighted average
		is 3.7%	is 2.9%

	Company’s own	51 - 113 basis points	58 - 99 basis points
	credit and risk margin	added on to	added on to
		discount rate.	discount rate.
		Weighted average	Weighted average
		is 80 basis points	is 70 basis points

Flexible premium variable and index linked deferred annuity

Discounted cash flow	Lapse rates	2% to 10% with an	2% to 10% with an
		excess lapse rate at	excess lapse rate at
		the end of the index	the end of the index
		period of 5% to 20%.	period of 5% to 20%.
		Weighted average	Weighted average
		is 2.6%	is 2.6%

	Company’s own	51 - 113 basis points	58 - 99 basis points
	credit and risk margin	added on to	added on to
		discount rate.	discount rate.
		Weighted average	Weighted average
		is 80 basis points	is 70 basis points

Schedule of carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2018.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded
in assets on deposit	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total assets	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Derivatives embedded
in annuity contracts	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total liabilities	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2017.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2017	Purchases	Maturities	Earnings[1]	2017

Derivatives embedded
in assets on deposit	$246,405	$93,748	$(5,039)	$136,078	$471,192

Total assets	$246,405	$93,748	$(5,039)	$136,078	$471,192

Derivatives embedded
in annuity contracts	$246,405	$93,748	$(5,039)	$136,078	$471,192

Total liabilities	$246,405	$93,748	$(5,039)	$136,078	$471,192

[1] Included in net income is realized gains and losses associated with embedded derivatives.

Schedule of financial instruments not measured at fair value on a recurring basis

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at December 31 are as follows:

	2018			2017
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$3,282	$3,282	1	$1,833	$1,833	1
Assets on deposit	2,613,918	2,303,358	2	1,981,841	1,726,602	2
Financial instruments
recorded as liabilities:
Investment-type contracts	2,613,918	2,303,358	2	1,981,841	1,726,602	2
Separate account liabilities	103,205	103,205	2	69,005	69,005	2